UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:
Pacer Funds Trust
500 Chesterfield Parkway
Malvern, PA 19355

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Pacer Trendpilot US Large Cap ETF
Pacer Trendpilot US Mid Cap ETF
Pacer Trendpilot 100 ETF
Pacer Trendpilot European Index ETF
Pacer Global Cash Cows Dividend ETF
Pacer US Cash Cows 100 ETF
Pacer US Small Cap Cash Cows 100 ETF
Pacer Developed Markets International Cash Cows 100 ETF
Pacer WealthShield ETF
Pacer Military Times Best Employers ETF
Pacer Benchmark Retail Real Estate SCTR ETF
Pacer Benchmark Industrial Real Estate SCTR ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF
Pacer US Export Leaders ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer US Cash Cows Growth ETF
Pacer Trendpilot International ETF
Pacer Emerging Markets Cash Cows 100 ETF
Pacer Cash Cows Fund of Funds ETF
Pacer Trendpilot Fund of Funds ETF
Pacer Trendpilot US Bond ETF
Pacer CSOP FTSE China A50 ETF

3.		Investment Company Act File Number:		811-23024

		Securities Act File Number:		333-201530

4(a).	Last day of fiscal year for which this Form is filed:
April 30, 2020

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$3,748,177,185

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$2,328,795,010

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:			$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				-$	2,328,795,010

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$1,419,382,175

	(vi)	Redemption credits available for use in future years		$(		)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				x	0.0001298

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):				=$	184,235.81

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :      N/A        . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :      N/A

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	184,235.81

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:						July 21, 2020

		Method of Delivery:

		[ x ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		\s\ Bruce Kavanaugh

Bruce Kavanaugh, Secretary

Date	July 20, 2020